Commitments and Contingencies - Preferred Stock Dividends (Details) - Series A Convertible Preferred Stock. - USD ($)		12 Months Ended
	Aug. 10, 2016	Dec. 31, 2018	Dec. 31, 2017	Mar. 31, 2015
Convertible Series A Preferred Stock
Dividend rate		8.00%
Original issue price, per share				$ 6.70585
Shares converted	827,205
Cumulative unpaid dividends		$ 0	$ 0